Document and Entity Information	0 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2012
Registrant Name	DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND
Central Index Key	0000797920
Amendment Flag	false
Document Creation Date	Jun. 20, 2013
Document Effective Date	Jun. 20, 2013
Prospectus Date	Jul. 01, 2013
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class A
Risk/Return:
Trading Symbol	PSNYX
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class C
Risk/Return:
Trading Symbol	PNYCX
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class I
Risk/Return:
Trading Symbol	DNYIX
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class Y
Risk/Return:
Trading Symbol	DNYYX